Intangible Assets	12 Months Ended
Dec. 31, 2012
Intangible Assets

Note 6: Intangible Assets

The following summarizes the components of intangible assets at December 31, 2012 and 2011:

	At December 31, 2012			At December 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
	(In millions)
Amortized intangible assets
Customer relationships	$46.8	$(9.5)	$37.3	$45.9	$(5.6)	$40.3
Developed technology / product know-how	1.9	(0.9)	1.0	1.9	(0.5)	1.4
Non-compete agreements	1.4	(0.6)	0.8	1.4	(0.3)	1.1
Trademarks	19.8	(1.9)	17.9	19.5	(0.5)	19.0
Licenses	0.4	(0.1)	0.3	0.4	(0.1)	0.3

Total intangible assets	$70.3	$(13.0)	$57.3	$69.1	$(7.0)	$62.1

Amortization expense related to intangible assets for the years ended December 31, 2012, 2011 and 2010 was $6.0 million, $2.7 million and $1.7 million, respectively.

Intangible assets are amortized over a period between 2 and 20 years. Estimated amortization expense related to intangible assets at December 31, 2012, for each of the years in the five year period ending December 31, 2017 and thereafter is as follows:

Estimated Amortization Expense
(In millions)
For the year ended December 31, 2013	$6.0
For the year ended December 31, 2014	6.0
For the year ended December 31, 2015	5.6
For the year ended December 31, 2016	4.8
For the year ended December 31, 2017	4.6
For the years ended thereafter	30.3